Derivative Liabilities - Schedule of Fair Value of Liabilities Measured on Recurring Basis (Details) (10-K)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021
Expected Dividend Yield [Member]
Derivative liability, measurement input	0.00	0.00	0.00
Minimum [Member] | Measurement Input, Expected Term [Member]
Expected term	7 days	2 months 30 days
Minimum [Member] | Expected Average Volatility [Member]
Derivative liability, measurement input	187	160	186
Minimum [Member] | Risk Free Interest Rate [Member]
Derivative liability, measurement input	0.01	1.55	0.07
Maximum [Member] | Measurement Input, Expected Term [Member]
Expected term	5 years	5 years
Maximum [Member] | Expected Average Volatility [Member]
Derivative liability, measurement input	464	305	302
Maximum [Member] | Risk Free Interest Rate [Member]
Derivative liability, measurement input	1.57	2.50	0.10